Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease expenses	¥ 45,328	¥ 39,675	¥ 25,449
Short-term lease expenses	1,312	1,751	3,381
Variable lease expenses	27,371	28,659	24,008
Total lease expenses	74,011	70,085	52,838
Cash paid for amounts included in the measurement of operating lease liabilities	47,364	39,327	37,756
Right-of-use assets obtained in exchange for operating lease liabilities	61,903	24,574	85,731
Lease liabilities decrease due to early termination	¥ 8,933	¥ 30,368	¥ 44,469